Assets Held for Sale - Details of Assets Held For Sale and Related Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Property, plant and equipment	₩ 29,925,973	₩ 30,018,273	₩ 31,883,535
Assets held for sale	74,158	21,854
Liabilities
Others	8
Assets held for sale and related liabilities [member]
Assets
Cash and cash equivalents	374
Other financial assets	185
Property, plant and equipment	69,293
Others	4,306
Posco [member]
Assets
Assets held for sale	36,321
Posco [member] | Assets held for sale and related liabilities [member]
Assets
Property, plant and equipment	36,321
Subsidiaries [member]
Assets
Assets held for sale	37,837	21,854
Liabilities
Others	8
Subsidiaries [member] | Assets held for sale and related liabilities [member]
Assets
Cash and cash equivalents	374
Other financial assets		778
Property, plant and equipment	32,972	₩ 21,076
Others	₩ 4,306